Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits [Abstract]
Equities	€ 20.5	€ 20.2
Debt instruments	40.3	47.2
Property	13.1	10.9
Other	12.5	3.2
Total	€ 86.4	€ 81.5